Quarterly Holdings Report
for
Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SMB-NPRT1-0625
1.9905580.102
Municipal Securities - 97.7%
	Principal Amount (a)	Value ($)
Alabama - 6.2%
Electric Utilities - 1.0%
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.7% 8/1/2063 VRDN (b)(c)	100,000	100,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.1% 12/1/2030 VRDN (b)(c)	100,000	100,000
		200,000
General Obligations - 0.5%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	5,000	5,037
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,032
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	50,000	50,650
		105,719
Health Care - 1.5%
Health Care Auth For Bapt Hlth Ala Series 2013B, 5.04% 11/1/2042 VRDN (c)	300,000	300,000
Synthetics - 3.2%
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	330,000	330,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.92% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	300,000	300,000
		630,000
TOTAL ALABAMA		1,235,719
Arizona - 1.0%
Health Care - 0.8%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	150,000	156,354
Industrial Development - 0.2%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	50,000	50,780
TOTAL ARIZONA		207,134
California - 5.0%
Health Care - 1.0%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (c)	200,000	200,868
Resource Recovery - 2.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	200,000	199,641
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.75% tender 11/1/2046 (b)(c)	150,000	149,951
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(e)	150,000	149,485
		499,077
Transportation - 1.5%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	100,000	101,354
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	200,000	202,709
		304,063
TOTAL CALIFORNIA		1,004,008
Colorado - 0.8%
Health Care - 0.8%
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	150,000	152,965
Connecticut - 0.8%
Education - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	150,000	149,309
General Obligations - 0.1%
Connecticut St Gen. Oblig. 5% 5/15/2025	10,000	10,006
TOTAL CONNECTICUT		159,315
Delaware - 4.9%
Electric Utilities - 4.9%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.83% 10/1/2028 VRDN (c)	100,000	100,000
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.87% 10/1/2029 VRDN (b)(c)	880,000	880,000
		980,000
TOTAL DELAWARE		980,000
Florida - 9.7%
Electric Utilities - 4.0%
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.9% 5/1/2046 VRDN (b)(c)	800,000	800,000
General Obligations - 0.5%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	100,000	102,263
Health Care - 1.2%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) 5% 12/1/2025	135,000	136,001
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	100,000	101,740
		237,741
Housing - 3.0%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	150,000	148,470
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (c)	100,000	100,402
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	100,000	100,295
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	50,000	49,990
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	100,000	99,921
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	100,000	100,782
		599,860
Resource Recovery - 0.8%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	150,000	149,983
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2017A, 5% 10/1/2026	50,000	51,502
TOTAL FLORIDA		1,941,349
Georgia - 4.8%
Electric Utilities - 3.5%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.13% 1/1/2038 VRDN (c)	200,000	200,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (c)	200,000	199,308
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	10,000	9,922
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	100,000	100,653
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (c)	100,000	100,398
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (c)	90,000	90,165
		700,446
General Obligations - 1.3%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	150,000	149,903
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	100,000	102,316
		252,219
TOTAL GEORGIA		952,665
Hawaii - 0.5%
Housing - 0.5%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	100,000	101,678
Illinois - 5.3%
General Obligations - 2.4%
Illinois St Gen. Oblig. 5% 2/1/2027	80,000	82,043
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,000	5,110
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2025	100,000	100,000
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	280,000	288,055
		475,208
Health Care - 0.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	90,000	92,395
Resource Recovery - 1.5%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 3.85% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	300,000	300,000
Water & Sewer - 1.0%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 1/1/2026 (f)	200,000	200,757
TOTAL ILLINOIS		1,068,360
Indiana - 0.8%
Resource Recovery - 0.8%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.85% tender 5/1/2028 (b)(c)	150,000	149,907
Kansas - 0.5%
Housing - 0.5%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	100,000	100,156
Kentucky - 2.3%
General Obligations - 0.8%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	150,000	150,850
Industrial Development - 1.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.1% 7/1/2060 VRDN (b)(c)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.1% 7/1/2060 VRDN (b)(c)	100,000	100,000
		300,000
TOTAL KENTUCKY		450,850
Louisiana - 3.6%
Industrial Development - 3.6%
St James Parish LA Rev (Nucor Corp Proj.) 2.96% 11/1/2040 VRDN (c)	395,000	395,000
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (c)	330,000	330,000
		725,000
TOTAL LOUISIANA		725,000
Maryland - 0.3%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	50,000	50,041
Massachusetts - 0.5%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	100,000	100,209
Michigan - 3.3%
Education - 0.7%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	135,000	138,982
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	100,000	98,472
General Obligations - 0.7%
Coopersville Area MI Pub Schs Series 1, 4% 5/1/2026 (State of Michigan Guaranteed)	30,000	30,253
Coopersville Area MI Pub Schs Series 1, 5% 5/1/2025 (State of Michigan Guaranteed)	110,000	110,000
		140,253
Health Care - 0.6%
Michigan St Hosp Fin Auth Rev (Ascension Health Credit Group Proj.) 4% 11/15/2026	110,000	111,405
Water & Sewer - 0.9%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	175,000	178,285
TOTAL MICHIGAN		667,397
Minnesota - 1.0%
Education - 1.0%
Minnesota St Higher Ed Facs (Macalester College, Mn Proj.) 3.7% 3/1/2033 VRDN (c)	200,000	200,000
Mississippi - 1.0%
Industrial Development - 1.0%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.05% 12/1/2027 VRDN (b)(c)	200,000	200,000
Missouri - 1.0%
Housing - 1.0%
Saint Louis MO Indl Dev Auth 3.15% tender 4/1/2046 (c)	200,000	196,841
Nebraska - 0.8%
General Obligations - 0.8%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	155,000	155,009
New Hampshire - 0.5%
Housing - 0.5%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	100,000	100,531
New Jersey - 2.3%
Education - 1.1%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	225,000	225,374
General Obligations - 1.2%
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	100,000	101,980
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (g)	60,000	56,685
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (g)	80,000	75,579
		234,244
TOTAL NEW JERSEY		459,618
New York - 11.4%
General Obligations - 4.3%
City of New York NY Gen. Oblig. 5% 8/1/2028	200,000	211,764
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	155,000	155,691
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 2.55% 4/1/2042 VRDN (c)	500,000	500,001
		867,456
Housing - 1.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	50,000	51,667
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	150,000	149,281
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	165,000	161,395
		362,343
Special Tax - 0.3%
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	55,000	53,924
Synthetics - 5.0%
Liberty NY Dev Corp Rev Participating VRDN 3.97% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	480,000	480,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.9% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.9% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	100,000	100,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.9% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	100,000	100,000
		980,000
TOTAL NEW YORK		2,263,723
North Carolina - 0.5%
Housing - 0.5%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (c)	100,000	100,504
Ohio - 0.5%
Health Care - 0.5%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2021 C, 3.8% 1/15/2051 VRDN (c)	100,000	100,000
Oklahoma - 1.2%
Housing - 1.2%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	250,000	246,554
Pennsylvania - 5.3%
Health Care - 2.0%
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.42% 9/1/2050 VRDN (c)	410,000	410,000
Resource Recovery - 3.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	200,000	199,892
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.7% tender 8/1/2045 (b)(c)	150,000	150,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	150,000	149,860
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	150,000	149,919
		649,671
TOTAL PENNSYLVANIA		1,059,671
Tennessee - 6.1%
Health Care - 6.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.05% 5/1/2039 VRDN (c)	1,100,000	1,100,000
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2025	110,000	110,000
		1,210,000
TOTAL TENNESSEE		1,210,000
Texas - 11.1%
General Obligations - 2.5%
Prosper Tex Indpt Sch Dist Series 2022, 3% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	500,000	499,048
Health Care - 0.0%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	15,000	15,189
Housing - 2.5%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	100,000	97,844
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (c)	250,000	250,021
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	150,000	150,092
		497,957
Resource Recovery - 0.8%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.7% tender 1/1/2026 (b)(c)	150,000	150,000
Synthetics - 4.0%
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 3.75% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	600,000	600,000
Harris County Cultural Ed Facilities Fin Corp Med Facilities Rev Participating VRDN Series 2022 006, 3.92% 11/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(d)	200,000	200,000
		800,000
Water & Sewer - 1.3%
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 5% 10/1/2025	250,000	251,853
TOTAL TEXAS		2,214,047
Virginia - 1.2%
Electric Utilities - 1.2%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	150,000	150,828
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (c)	95,000	93,577
		244,405
TOTAL VIRGINIA		244,405
Washington - 1.6%
Education - 1.0%
Washington St Univ Revs Series 2025, 5% 4/1/2027	200,000	207,367
General Obligations - 0.4%
Washington State Ctfs Partn (State of Washington Proj.) Series 2016 A, 5% 7/1/2027	70,000	71,211
Housing - 0.2%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	50,000	50,881
TOTAL WASHINGTON		329,459
West Virginia - 1.1%
Health Care - 1.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 4.23% 6/1/2033 VRDN (c)	225,000	225,000
Wisconsin - 0.8%
Housing - 0.8%
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg Series 2024J, 5% tender 8/1/2058 (c)	150,000	152,484
TOTAL MUNICIPAL SECURITIES (Cost $19,510,437)		19,504,599

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $566,421)	3.31	566,307	566,421

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $20,076,858)	20,071,020
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(97,926)
NET ASSETS - 100.0%	19,973,094

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,485 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,014,680	795,499	1,243,758	4,279	-	-	566,421	566,307	0.0%
Total	1,014,680	795,499	1,243,758	4,279	-	-	566,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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